Fair Value Measurement (Unaudited)	3 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement
FAIR VALUE MEASUREMENT
Fair value accounting guidance includes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

FCX recognizes transfers between levels at the end of the reporting period. FCX did not have any significant transfers in or out of Level 1, 2 or 3 for first-quarter 2016.

FCX retrospectively adopted the May 2015 Accounting Standards Update (ASU) associated with investments for which fair value is measured using the net asset value (NAV) per share as a practical expedient. As a result, investments valued using NAV per share are shown in the tables below in a column separate from the levels within the fair value hierarchy. A summary of the carrying amount and fair value of FCX’s financial instruments, other than cash and cash equivalents, accounts receivable, restricted cash, and accounts payable and accrued liabilities (refer to Note 6) follows (in millions):

	At March 31, 2016
	Carrying	Fair Value
	Amount	Total	NAV	Level 1	Level 2	Level 3
Assets
Investment securities:[a,b]
U.S. core fixed income fund at NAV	$23	$23	$23	$—	$—	$—
Money market funds	22	22	—	22	—	—
Equity securities	4	4	—	4	—	—
Total	49	49	23	26	—	—

Legally restricted funds:[a,b,c,d]
U.S. core fixed income fund at NAV	53	53	53	—	—	—
Government bonds and notes	33	33	—	—	33	—
Government mortgage-backed securities	32	32	—	—	32	—
Corporate bonds	29	29	—	—	29	—
Asset-backed securities	14	14	—	—	14	—
Collateralized mortgage-backed securities	7	7	—	—	7	—
Money market funds	7	7	—	7	—	—
Municipal bonds	1	1	—	—	1	—
Total	176	176	53	7	116	—

Derivatives:[a,e]
Embedded derivatives in provisional sales/
purchase contracts in a gross asset position	66	66	—	—	66	—
Copper futures and swap contracts	4	4	—	3	1	—
Total	70	70	—	3	67	—

Total assets		$295	$76	$36	$183	$—

Liabilities
Derivatives:[a,e]
Embedded derivatives in provisional sales/
purchase contracts in a gross liability position	$24	$24	$—	$—	$24	$—
Copper futures and swap contracts	6	6	—	3	3	—
Copper forward contracts	2	2	—	2	—	—
Total	32	32	—	5	27	—

Long-term debt, including current portion[f]	20,777	16,679	—	—	16,679	—

Total liabilities		$16,711	$—	$5	$16,706	$—

	At December 31, 2015
	Carrying	Fair Value
	Amount	Total	NAV	Level 1	Level 2	Level 3
Assets
Investment securities:[a,b]
U.S. core fixed income fund at NAV	$23	$23	$23	$—	$—	$—
Money market funds	21	21	—	21	—	—
Equity securities	3	3	—	3	—	—
Total	47	47	23	24	—	—

Legally restricted funds:[a,b,c,d]
U.S. core fixed income fund at NAV	52	52	52	—	—	—
Government bonds and notes	37	37	—	—	37	—
Government mortgage-backed securities	28	28	—	—	28	—
Corporate bonds	26	26	—	—	26	—
Asset-backed securities	13	13	—	—	13	—
Collateralized mortgage-backed securities	7	7	—	—	7	—
Money market funds	7	7	—	7	—	—
Municipal bonds	1	1	—	—	1	—
Total	171	171	52	7	112	—

Derivatives:[a,e]
Embedded derivatives in provisional sales/
purchase contracts in a gross asset position	19	19	—	—	19	—
Copper futures and swap contracts	1	1	—	1	—	—
Total	20	20	—	1	19	—

Total assets		$238	$75	$32	$131	$—

Liabilities
Derivatives:[a,e]
Embedded derivatives in provisional sales/
purchase contracts in a gross liability position	$81	$81	$—	$—	$81	$—
Copper futures and swap contracts	11	11	—	7	4	—
Total	92	92	—	7	85	—

Long-term debt, including current portion[f]	20,428	13,987	—	—	13,987	—

Total liabilities		$14,079	$—	$7	$14,072	$—

a.	Recorded at fair value.

b.	Current portion included in other current assets and long-term portion included in other assets.

c.
Excludes time deposits (which approximated fair value) included in other assets of $119 million at March 31, 2016, and $118 million at December 31, 2015, associated with an assurance bond to support PT Freeport Indonesia's (PT-FI) commitment for smelter development in Indonesia.

d.	Excludes time deposits (which approximated fair value) included in other current assets of $29 million at March 31, 2016, and$28 million at December 31, 2015.

e.	Refer to Note 6 for further discussion and balance sheet classifications.

f.	Recorded at cost except for debt assumed in acquisitions, which were recorded at fair value at the respective acquisition dates.

Valuation Techniques
Money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.

Equity securities are valued at the closing price reported on the active market on which the individual securities are traded and, as such, are classified within Level 1 of the fair value hierarchy.

Fixed income securities (government securities, corporate bonds, asset-backed securities, collateralized mortgage-backed securities and municipal bonds) are valued using a bid-evaluation price or a mid-evaluation price. A bid-evaluation price is an estimated price at which a dealer would pay for a security. A mid-evaluation price is the average of the estimated price at which a dealer would sell a security and the estimated price at which a dealer would pay for a security. These evaluations are based on quoted prices, if available, or models that use observable inputs and, as such, are classified within Level 2 of the fair value hierarchy.

FCX’s embedded derivatives on provisional copper concentrate, copper cathode and gold purchases and sales are valued using only quoted monthly LME or COMEX copper forward prices and the London gold forward price at each reporting date based on the month of maturity (refer to Note 6 for further discussion); however, FCX's contracts themselves are not traded on an exchange. As a result, these derivatives are classified within Level 2 of the fair value hierarchy.

FCX’s derivative financial instruments for copper futures and swap contracts and copper forward contracts that are traded on the respective exchanges are classified within Level 1 of the fair value hierarchy because they are valued using quoted monthly COMEX or LME prices at each reporting date based on the month of maturity (refer to Note 6 for further discussion). Certain of these contracts are traded on the over-the-counter market and are classified within Level 2 of the fair value hierarchy based on COMEX and LME forward prices.

Long-term debt, including current portion, is valued using available market quotes and, as such, is classified within Level 2 of the fair value hierarchy.

The U.S. core fixed income fund is valued at NAV. The fund strategy seeks total return consisting of income and capital appreciation primarily by investing in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed securities, asset-backed securities and money market instruments. There are no restrictions on redemptions (usually within one business day of notice).

The techniques described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while FCX believes its valuation techniques are appropriate and consistent with other market participants, the use of different techniques or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the techniques used at March 31, 2016.